Financial Instruments (Details 11) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		₪ (57)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	₪ (74)	17
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	(66)	(85)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		1
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		(28)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	(37)	8
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	(33)	(43)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		28
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	37	(8)
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	33	43
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		57
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	74	(17)
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	₪ 66	85
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		₪ (1)